Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.16%(a)
Alabama–4.06%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$7,040	$ 6,676,768
Series 2018 A, RB	5.00%	07/01/2048	28,620	29,099,176
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,451,101
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,238,204
Series 2018 D, RB	5.00%	05/01/2048	12,870	13,140,073
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,558,530
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	16,000	15,955,819
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)	6.75%	10/01/2046	20,045	21,059,415
Series 2013 C, Revenue Wts. (INS - AGM)(c)	6.90%	10/01/2050	17,500	18,385,728
Series 2013 D, Revenue Wts.	7.00%	10/01/2051	25,000	26,281,228
Series 2013 D, Revenue Wts.	6.50%	10/01/2053	31,500	33,106,144
Series 2013 F, Revenue Wts.	7.50%	10/01/2039	21,895	23,024,911
Series 2013 F, Revenue Wts.	7.75%	10/01/2046	30,000	31,549,833
Series 2013 F, Revenue Wts.	7.90%	10/01/2050	49,050	51,585,287
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	478,442
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,213,883
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(d)	4.00%	11/01/2045	2,425	2,069,683
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(b)(d)(e)(f)	6.00%	05/01/2025	6,000	6,501,122
Series 2020 B, RB(d)(e)(f)	8.00%	05/01/2025	1,566	1,663,609
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(f)	4.00%	12/01/2031	20,110	19,584,268
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	45,365	41,289,368
				349,912,592

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(g)	5.88%	12/01/2027	1,650	1,815
Series 2007 C, RB(g)	6.00%	12/01/2036	500	550
University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	202,055
				204,420

Arizona–2.83%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2039	13,550	13,612,793
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	6,949	6,409,058
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.50%	07/01/2038	1,165	1,166,900
Series 2018 B, RB(d)	5.63%	07/01/2048	2,250	2,184,325
Series 2018 B, RB(d)	5.75%	07/01/2053	3,500	3,417,205
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(d)	5.13%	08/01/2038	2,515	2,360,520
Series 2018 A, RB(d)	5.25%	08/01/2048	3,945	3,501,543
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(d)	5.50%	07/01/2037	580	559,555
Series 2017, Ref. RB(d)	5.75%	07/01/2047	680	637,516
Series 2017, Ref. RB(d)	5.88%	07/01/2052	645	607,221
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2054	3,000	2,596,862

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(d)	5.25%	12/15/2038	$1,415	$ 1,415,364
Series 2018 A, RB(d)	5.50%	12/15/2048	2,260	2,229,722
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2049	2,250	2,316,163
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	392,533
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB(h)	6.38%	01/01/2028	550	506,935
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,444,733
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	500,835
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,130,980
Maricopa (County of), AZ Industrial Development Authority (Arizona Public Service Company Palo Verde Project); Series 2009 E, Ref. VRD RB(i)	3.62%	05/01/2029	32,000	32,000,000
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(d)	6.00%	01/01/2048	11,475	7,973,628
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	220	225,536
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	405	408,421
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(d)	6.00%	07/01/2043	1,885	1,848,761
Series 2023, RB(d)	6.25%	07/01/2053	1,900	1,854,875
Series 2023, RB(d)	6.38%	07/01/2058	2,000	1,957,532
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	46	46,013
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	832,442
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	42	42,012
Series 2006, RB	5.30%	07/01/2030	382	381,983
Parkway Community Facilities District No. 1 Prescott Valley;
Series 2006, GO Bonds	5.30%	07/15/2025	180	170,669
Series 2006, GO Bonds	5.35%	07/15/2031	350	278,011
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,485	1,386,895
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(d)	5.50%	07/01/2046	4,135	4,154,474
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR(b)	5.88%	11/01/2037	2,375	2,084,512
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	985,686
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(d)	9.50%	04/01/2052	7,900	6,863,735
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB (CEP - Ohio School District)	5.00%	07/01/2048	1,185	1,211,216
Phoenix Civic Improvement Corp.; Series 2018, RB(b)	5.00%	07/01/2048	10,000	10,196,357
Pima (County of), AZ Industrial Development Authority;
Series 2013, Ref. VRD RB(b)(i)	4.90%	12/01/2035	12,735	12,738,818
Series 2021, RB(d)	5.00%	07/01/2056	2,260	1,893,282
Series 2022, RB(d)	6.88%	11/15/2052	7,500	7,546,812
Series 2022, RB(d)	7.00%	11/15/2057	3,975	4,019,469
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(d)	5.63%	06/15/2045	2,250	2,231,926
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,355	2,290,016
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(e)(f)	5.00%	06/15/2025	1,550	1,608,314
Series 2017 C, RB(e)(f)	5.00%	06/15/2025	2,830	2,936,471
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.50%	09/01/2046	2,400	2,134,919

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(d)	6.50%	11/01/2047	$5,530	$ 4,896,728
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(d)	6.00%	12/01/2036	3,315	3,332,047
Series 2016, Ref. RB(d)	6.00%	12/01/2046	6,310	6,148,872
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(d)	6.00%	07/01/2035	1,025	1,030,892
Series 2015, RB(d)	6.13%	07/01/2045	3,310	3,303,911
Series 2019, RB	5.13%	07/01/2039	650	598,484
Series 2019, RB	5.25%	07/01/2049	810	710,947
Pinal (County of), AZ Industrial Development Authority; Series 2021 C, RB(b)(d)	5.50%	10/01/2033	20,560	19,337,920
Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 B, RB(b)(j)	5.50%	10/01/2033	5,853	5,505,099
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	275	275,028
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(d)	5.60%	07/01/2031	170	154,134
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(d)	5.50%	06/15/2047	11,245	10,884,635
Series 2023, RB(d)	5.75%	06/15/2053	5,000	4,936,905
Series 2023, RB(d)	5.75%	06/15/2058	15,000	14,626,347
Southside Community Facilities District No. 1; Series 2008, RB(h)	7.25%	07/01/2032	864	675,755
Tempe (City of), AZ Industrial Development Authority; Series 2022 A, RB(d)	6.50%	08/01/2048	3,640	3,692,010
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(d)	6.00%	10/01/2037	1,010	661,519
Series 2017 A, RB(d)	6.13%	10/01/2047	2,300	1,314,479
Series 2017 A, RB(d)	6.13%	10/01/2052	2,360	1,305,129
				243,684,389

Arkansas–0.09%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(h)	6.25%	02/01/2038	4,455	4,455,000
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(d)	7.25%	12/01/2052	3,600	3,413,233
				7,868,233

California–11.28%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	135	135,241
California (State of);
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	3,374,926
Series 2022, GO Bonds	4.00%	04/01/2049	10,100	10,093,866
Series 2022, GO Bonds(k)	5.00%	09/01/2052	23,300	25,405,754
Series 2022, Ref. GO Bonds	4.00%	09/01/2042	8,480	8,628,894
California (State of) Community Choice Financing Authority; Series 2023, RB(f)	5.25%	04/01/2030	12,780	13,094,388
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(l)	0.00%	06/01/2050	520,920	103,357,248
Series 2006 B, RB(l)	0.00%	06/01/2050	107,400	18,126,746
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	615	624,398
Series 2002, RB	6.00%	06/01/2042	19,120	19,412,482
Series 2006 C, RB(l)	0.00%	06/01/2055	212,950	19,424,852
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,003,180
Series 2006 A, RB(l)	0.00%	06/01/2046	127,310	30,211,109
Series 2006 B, RB(l)	0.00%	06/01/2046	33,920	7,788,697
Series 2006 C, RB(l)	0.00%	06/01/2055	215,100	22,220,626
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,565	3,565,333
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	568	558,812
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	13,845	13,944,334
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB(b)(d)(g)	8.00%	12/01/2027	3,000	180,000

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(d)(g)	7.50%	07/01/2032	$6,075	$ 303,750
Series 2017, RB(b)(d)(g)	8.00%	07/01/2039	14,995	749,750
Series 2020, RB(b)(d)(g)	7.50%	07/01/2032	2,495	124,750
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(d)	10.00%	05/15/2028	3,000	3,150,567
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(d)	6.50%	07/01/2050	4,130	4,142,912
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(d)	5.25%	07/01/2051	5,945	5,751,404
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.00%	05/01/2027	300	297,029
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.75%	05/01/2037	900	899,112
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.88%	05/01/2047	1,230	1,189,720
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(d)	5.13%	06/01/2047	595	574,898
Series 2017 A, RB(d)	5.25%	06/01/2052	665	644,930
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(d)	5.25%	07/01/2052	1,450	1,395,989
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,035	7,065,930
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,920	2,967,055
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,229,348
Series 2002, RB	6.00%	05/01/2043	100	101,615
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	3,285	3,081,686
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(l)	0.00%	08/01/2042	7,780	3,187,699
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(c)	4.00%	09/01/2058	5,000	4,918,259
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	910	912,242
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,135,117
Long Beach Unified School District (Election of 2016); Series 2023 C, GO Bonds	4.00%	08/01/2050	5,500	5,502,738
Los Angeles (City of), CA Department of Airports;
Series 2021 A, Ref. RB(b)	5.00%	05/15/2051	8,150	8,414,937
Series 2021 D, Ref. RB(b)	4.00%	05/15/2051	25,375	23,306,110
Series 2022 A, RB(b)	4.00%	05/15/2049	18,575	17,192,918
Series 2022 H, RB(b)	5.25%	05/15/2047	8,000	8,483,424
Series 2022 H, RB(b)	5.00%	05/15/2052	4,490	4,645,856
Series 2022, RB(b)(k)	5.00%	05/15/2047	25,205	25,520,466
Series 2022, RB(b)(k)	5.00%	05/15/2048	30,000	30,674,268
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.00%	05/15/2052	4,485	4,640,682
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,056,275
Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,456,159
Morongo Band of Mission Indians (The); Series 2018 A, RB(d)	5.00%	10/01/2042	4,500	4,418,879
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,251
Placer (County of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2046	2,450	2,111,906
Series 2021, RB	4.00%	09/01/2051	3,270	2,721,400
Regents of the University of California Medical Center; Series 2022 P, RB	4.00%	05/15/2053	9,500	9,147,031
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	1,615	1,622,013
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	10,280,712
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(b)	4.00%	07/01/2040	8,750	8,537,398
Series 2021 B, RB (INS - AGM)(b)(c)	4.00%	07/01/2051	16,750	15,405,747
Series 2021 B, RB(b)	4.00%	07/01/2056	14,145	12,613,432
Series 2021 B, RB(b)	5.00%	07/01/2056	15,180	15,507,378
Series 2023 B, RB(b)	5.00%	07/01/2048	5,000	5,204,727
Series 2023 B, RB(b)	5.00%	07/01/2053	15,000	15,520,733
Series 2023 B, RB(b)	5.25%	07/01/2058	20,000	20,983,880

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego Unified School District (Election of 2022); Series 2023, GO Bonds	4.00%	07/01/2053	$17,000	$ 16,700,961
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(b)	4.00%	05/01/2052	5,750	5,234,939
Series 2014 A, RB(b)	5.00%	05/01/2044	14,100	14,106,884
Series 2016, RB(b)	5.00%	05/01/2046	20,630	20,696,540
Series 2019 A, RB(b)	5.00%	05/01/2044	10,020	10,279,102
Series 2019 A, RB(b)	5.00%	05/01/2049	90,485	92,138,070
Series 2019 E, RB(b)	4.00%	05/01/2050	15,155	13,907,210
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(l)	0.00%	06/01/2036	60,785	29,831,388
Series 2007 A, RB(l)	0.00%	06/01/2047	58,990	14,478,057
Series 2007 B, RB(l)	0.00%	06/01/2047	13,505	3,276,999
Series 2007 C, RB(l)	0.00%	06/01/2056	61,600	5,702,552
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(c)(l)	0.00%	08/01/2037	6,245	3,570,992
Series 2011 D, GO Bonds (INS - AGM)(c)(l)	0.00%	08/01/2038	12,115	6,523,285
Series 2011 D, GO Bonds (INS - AGM)(c)(l)	0.00%	08/01/2041	14,735	6,695,555
Series 2011 D, GO Bonds (INS - AGM)(c)(l)	0.00%	08/01/2043	17,145	7,014,476
Sweetwater Union High School District; Series 2022, GO Bonds(k)	5.00%	08/01/2052	47,500	50,654,684
University of California;
Series 2021 BH, Ref. RB	4.00%	05/15/2051	3,000	2,978,119
Series 2022 BK, RB(k)(m)	5.00%	05/15/2052	40,000	43,512,904
West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	7,000	6,913,984
				972,205,669

Colorado–9.74%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,325	2,125,713
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,289,590
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,730,334
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	872,554
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	410,588
Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,190,742
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,203,344
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	851,844
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,295,147
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,125,183
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	22,375,920
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,231	3,218,246
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,185,967
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	473,272
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,102,544
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,270,109
Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	1,977,475
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(d)(j)	6.75%	12/01/2049	3,785	3,309,612
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	727,351
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	2,854,590
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds(e)(f)	5.25%	12/01/2023	1,705	1,756,150
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	431,996
Board of Governors of Colorado State University System; Series 2015 A, RB	4.13%	03/01/2055	6,300	6,155,355
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	614,546
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,703,563
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	766	748,719
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,342,136

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds(e)(f)	6.38%	12/15/2023	$1,000	$ 1,030,864
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,239	1,181,214
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	12,896,304
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,393,409
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	1,937,763
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,749,908
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,480,171
Series 2022, RB	6.50%	12/01/2053	6,850	6,880,426
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds(e)(f)	5.25%	12/01/2023	1,289	1,327,670
Series 2018 B, GO Bonds(e)(f)	7.38%	12/15/2023	574	591,861
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,016,077
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,978	3,857,818
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	563,491
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	467,540
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	521,056
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	852,947
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,045,969
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,389,857
Colliers Hill Metropolitan District No. 2; Series 2022, Ref. GO Bonds	5.75%	12/15/2047	2,250	2,098,701
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	1,409,262
Series 2021 A, RB	5.00%	05/15/2049	3,000	1,771,053
Series 2021 A, RB	5.00%	05/15/2058	8,500	4,772,804
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	5,299,248
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	22,500	21,440,477
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	500	388,013
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	769	734,711
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	13,614,103
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	6,251,519
Series 2020 B, GO Bonds(d)	7.50%	12/15/2050	3,490	3,065,235
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	3,932,101
Series 2019, RB	5.00%	12/01/2043	2,750	2,441,009
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(h)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,196,118
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,118	1,902,893
Series 2019, GO Bonds	7.75%	12/15/2049	568	517,222
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	2,632	2,632,000
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2035	1,010	1,067,686
Series 2018 A, Ref. RB(b)	5.25%	12/01/2048	7,410	7,629,530
Series 2021 A, RB	4.00%	08/01/2051	10,000	9,429,000
Series 2022 A, RB(b)	5.50%	11/15/2038	1,795	2,008,127
Series 2022 A, RB(b)(k)	5.00%	11/15/2047	15,000	15,645,426
Series 2022 A, RB(b)	4.13%	11/15/2053	7,000	6,400,300
Series 2022 A, RB(b)	5.50%	11/15/2053	3,000	3,239,919
Series 2022 D, Ref. RB(b)(k)	5.75%	11/15/2045	10,000	11,111,579
Series 2022 D, Ref. RB(b)	5.00%	11/15/2053	3,880	4,027,790
Series 2022, RB(k)	4.00%	08/01/2051	18,990	17,905,671
Series 2022, RB(b)(k)	5.00%	11/15/2053	41,500	43,080,747
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	56,185	55,615,621

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	$1,330	$ 1,229,079
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	1,877,420
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,279,640
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(e)(f)(k)	5.00%	01/01/2024	14,350	14,368,209
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,145	1,029,441
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	19,383,500
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds(e)(f)	5.13%	12/01/2023	1,617	1,665,510
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	826,496
Eagle County School District No. Re50J; Series 2021, COP (INS - AGM)(c)	4.00%	12/01/2051	7,105	6,513,068
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2041	1,700	1,522,465
Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2051	2,000	1,655,573
Series 2021 B, GO Bonds(d)	8.00%	12/15/2051	1,910	1,700,756
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(d)	5.75%	12/01/2046	2,600	2,539,120
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,827,862
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,388,600
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	504,360
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,033	896,536
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	6,109,674
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(d)	6.00%	12/01/2049	2,965	2,792,459
Forest Trace Metropolitan District No 3; Series 2023 B, GO Bonds(d)	9.00%	12/15/2047	1,046	1,049,979
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	909,137
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(j)	6.13%	12/01/2050	3,075	2,610,840
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(d)	4.75%	12/01/2051	3,000	2,284,130
Green Gables Metropolitan District No 2; Series 2023 B, GO Bonds(d)	8.25%	12/15/2053	2,983	3,074,683
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,218,448
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	791,683
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(d)	7.75%	12/15/2050	515	470,018
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,223,800
HM Metropolitan District No. 2; Series 2021, GO Bonds(j)	5.75%	12/01/2051	24,038	14,608,277
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,241,798
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,694,954
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,004	4,836,149
Interpark Metropolitan District; Series 2018, GO Bonds(d)	5.50%	12/01/2048	1,548	1,548,000
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,236,991
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,474,731
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,047,254
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,033,355
Jones District Community Authority Board; Series 2020 A, RB(j)	5.75%	12/01/2050	6,800	5,848,752
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(d)	5.63%	12/01/2050	1,695	1,553,390
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,380,437
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	3,900	3,179,436
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,437,299
Lanterns Metropolitan District No 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,635,466
Series 2023 A-2, GO Bonds(j)	8.00%	12/01/2053	3,645	2,582,176
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,252,835
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(d)	7.00%	11/01/2052	7,000	6,905,434
Series 2022 A, GO Bonds(d)	7.38%	11/01/2052	10,830	10,688,770
Series 2022 B, GO Bonds(d)	9.25%	12/01/2052	9,189	9,156,699

Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	510,516

Series 2017 C, GO Bonds	11.00%	12/15/2050	600	613,314

Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,789,783

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	$1,140	$ 1,175,537
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,137,130
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	480,764
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	658,275
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	553,703
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	790	800,506
Millers Landing Business Improvement District;
Series 2018 A, RB(d)	6.00%	12/01/2048	7,845	7,290,558
Series 2018 B, RB(d)	8.00%	12/01/2048	2,185	1,941,915
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,332,173
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,326,920
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	913,306
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	873,242
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,534,176
Series 2022, RB	7.00%	12/01/2034	5,000	5,070,541
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,751,405
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,678,474
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	6,736,810
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,102,385
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,539,925
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	836,090
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,050,445
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(d)	6.50%	08/01/2053	8,565	8,665,666
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds(e)(f)	5.63%	12/01/2023	2,290	2,358,700
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,286	2,293,048
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,241,067
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	480,364
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(d)	4.75%	12/01/2045	5,375	3,655,000
PV-ERU Holding Trust; Series 2019, RB(h)(l)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,067,763
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,019,365
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	519,357
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,194,422
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	843,918
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,986	1,813,721
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,410,960
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,564,585
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	22,746,855
Sabell Metropolitan District;
Series 2020 A, GO Bonds(d)	5.00%	12/01/2050	1,060	924,190
Series 2020 B-3, GO Bonds(d)	8.25%	12/15/2050	605	558,292
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	5,565,826
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,543,762
Series 2021 C, GO Bonds(d)	7.63%	12/15/2052	8,288	7,342,067
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	545,493
Settler’s Crossing Metropolitan District No. 1 (Senior Bonds); Series 2020 A, GO Bonds(d)	5.13%	12/01/2050	1,630	1,424,741
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,553,063
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,197,915

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	$806	$ 833,195
Series 2019, RB	5.00%	12/01/2049	2,820	2,697,516
Series 2022 A, RB	5.75%	12/01/2052	5,000	4,660,827
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,116,038
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,643,194
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	860,777
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,949,656
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	782,222
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(d)	9.50%	12/15/2045	3,464	3,498,371
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,228,327
Series 2020 B, GO Bonds	8.50%	12/15/2049	656	607,455
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,514,125
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,516,999
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,645,363
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	718	683,965
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	27,831,987
Series 2023, RB	8.38%	12/15/2054	7,500	7,425,901
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	1,951	2,010,435
Series 2018, GO Bonds	7.88%	12/15/2047	600	618,748
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,141,160
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,275,898
Tallyn’s Reach Metropolitan District No. 3; Series 2013, Ref. GO Bonds(d)(e)(f)	5.00%	12/01/2023	255	255,000
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,565,336
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,503,975
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,472,033
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,786,109
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	892,548
Trails at Crowfoot Metropolitan District No. 3; Second Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,803,869
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,737,556
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	3,140,503
Series 2021 A-2, GO Bonds(j)	5.50%	12/01/2051	3,000	2,180,242
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,590	1,542,515
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	471,373
Uplands Metropolitan District No 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,076,339
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,170	1,003,384
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(d)	5.63%	12/01/2048	1,363	1,311,735
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	952,599
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,218,660
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,554,544
Series 2023, GO Bonds	8.00%	12/15/2035	3,380	3,246,705
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(e)(f)	5.00%	12/01/2024	600	625,948
Series 2019 B, GO Bonds(d)(e)(f)	7.75%	12/01/2024	504	538,857
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	685,059
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	590,110
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,024,581
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,752	1,644,118
				839,419,229

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.10%
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	$3,870	$ 3,403,853
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	2,452,233
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(g)(h)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(g)	6.05%	07/01/2031	13,420	2,985,951
				8,898,437

District of Columbia–2.92%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	02/28/2037	1,850	2,103,374
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,000	32,874,041
Series 2006 C, RB(l)	0.00%	06/15/2055	850,680	83,117,221
Series 2006 D, RB(l)	0.00%	06/15/2055	555,000	48,745,317
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(b)	4.00%	10/01/2035	11,530	11,566,007
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	1,841,738
Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	3,596,558
Series 2019 A, Ref. RB(b)	5.00%	10/01/2049	16,585	16,908,059
Series 2021 A, Ref. RB(b)	4.00%	10/01/2051	15,800	14,247,742
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2053	10,000	8,812,349
Washington (State of) Metropolitan Area Transit Authority; Series 2023 A, RB(k)	5.25%	07/15/2053	25,000	27,497,345
				251,309,751

Florida–8.56%
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	795	758,276
Series 2016, RB	6.00%	05/01/2047	1,790	1,805,413
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,400	2,395,137
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,565	1,565,298
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	3,235	3,159,593
Series 2023, RB	5.63%	05/01/2054	4,000	3,887,935
Babcock Ranch Community Independent Special District; Series 2022, RB	5.00%	05/01/2053	1,500	1,352,958
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,479,000
Bradbury Community Development District;
Series 2023, RB	5.25%	05/01/2043	1,500	1,448,587
Series 2023, RB	5.50%	05/01/2053	2,505	2,408,269
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	8,205	8,314,839
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,786,130
Series 2019 A, RB(b)	4.00%	10/01/2049	12,505	11,283,467
Series 2019 B, RB(b)	4.00%	09/01/2049	15,500	14,085,464
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	15,000	13,926,330
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	880	879,866
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,446,110
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,001,896
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,820	2,180,071
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(d)	5.63%	08/01/2037	1,025	806,137
Series 2017, RB(d)	5.88%	08/01/2052	3,925	2,770,280
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(d)	5.38%	06/15/2038	850	810,824
Series 2018 A, RB(d)	5.38%	06/15/2048	1,590	1,427,543
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2055	6,800	5,530,757
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(d)	5.75%	06/01/2054	3,735	3,220,568
Series 2019 B, RB(d)	6.00%	06/01/2028	330	312,180

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(d)	5.00%	10/15/2047	$1,100	$ 985,662
Series 2017 A, RB(d)	5.00%	10/15/2052	755	662,220
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(d)	6.50%	12/15/2053	1,315	1,320,102
Series 2023, RB(d)	6.50%	12/15/2058	2,100	2,091,305
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	770,621
Series 2015, RB	5.75%	11/01/2047	1,855	1,862,689
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,500	2,499,792
Chapel Creek Community Development District; Series 2006 A, RB(g)(h)	5.50%	05/01/2038	4,185	2,803,950
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2021, RB(b)(d)	4.00%	10/01/2041	1,500	1,289,097
Series 2021, RB(b)(d)	4.00%	10/01/2051	5,000	3,924,663
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(g)(h)(n)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(d)	5.00%	12/01/2037	1,150	1,096,540
Series 2017 A, RB(d)	5.00%	12/01/2047	1,875	1,662,047
Creekside Community Development District; Series 2006, RB(g)(h)	5.20%	05/01/2038	1,690	794,300
CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	5	4,959
Series 2016 A, RB	5.60%	05/01/2037	75	73,681
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2050	7,000	5,966,856
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(d)	6.00%	08/15/2057	3,250	3,041,159
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(d)	5.00%	07/15/2046	6,045	5,397,764
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	300,159
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	966,058
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(d)(f)	6.38%	01/01/2026	13,000	12,526,449
Series 2019 A, Ref. RB(b)(d)(f)	6.50%	01/01/2029	14,305	13,844,658
Glades Correctional Development Corp.;
Series 2017 A, RB	7.00%	03/01/2030	4,209	2,735,986
Series 2017 B, RB	1.00%	03/01/2030	2,393	358,940
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	25,100	22,355,611
Series 2019 A, RB(b)	4.00%	10/01/2044	13,180	12,369,608
Series 2019 A, RB(b)	5.00%	10/01/2044	3,370	3,462,971
Series 2019 A, RB(b)	4.00%	10/01/2049	16,490	14,994,596
Series 2019 A, RB(b)	5.00%	10/01/2049	9,980	10,174,400
Series 2019 A, RB(b)	5.00%	10/01/2054	8,000	8,113,102
Series 2022 A, RB(b)	5.00%	10/01/2046	18,985	19,750,847
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	270	270,067
Hillsborough (County of), FL Aviation Authority; Series 2022, RB(b)(k)	5.00%	10/01/2047	10,000	10,384,679
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 E, RB(b)	5.00%	10/01/2043	3,120	3,198,343
Series 2022 A, RB(b)	4.00%	10/01/2052	9,510	8,539,428
Indigo Community Development District; Series 2005, RB(h)	5.75%	05/01/2036	2,775	1,998,302
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(d)	5.00%	01/15/2049	820	724,880
Series 2019, RB(d)	5.00%	01/15/2054	635	550,124
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,696,278
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(d)(n)	7.13%	01/01/2052	21,000	16,380,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	1,685	1,476,533
Series 2018 A, RB(d)	5.75%	07/15/2053	1,830	1,681,821
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2045	9,000	9,014,404

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	$1,000	$ 1,009,179
Series 2023, RB	6.38%	05/01/2054	1,330	1,352,233
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	21,500	22,151,788
Series 2021 B, RB(b)	4.00%	10/01/2051	10,000	8,790,139
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(d)	5.63%	12/01/2037	1,640	1,272,905
Series 2017 A, RB(d)	5.75%	12/01/2052	18,210	12,671,773
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,290	2,291,059
Magnolia Creek Community Development District; Series 2007 A, RB(g)(h)	5.90%	05/01/2039	590	301,354
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	165	165,979
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	10,209
Miami-Dade (County of), FL;
Series 2014 A, Ref. RB(b)	5.00%	10/01/2036	9,265	9,287,945
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	19,135	19,362,758
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	30,840	32,134,531
Series 2023 A, Ref. RB(b)	5.00%	10/01/2047	12,210	12,510,202
Series 2023, RB(k)	5.00%	07/01/2052	25,475	26,891,838
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2046	16,935	15,769,125
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	37,465	34,244,100
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	8,420	8,422,189
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	11,000	10,830,929
Series 2022, RB	5.00%	07/01/2048	8,835	9,375,880
Series 2022, RB(k)	5.00%	07/01/2050	14,210	15,039,938
Series 2022, RB(k)	5.00%	07/01/2051	30,980	32,712,070
Series 2022, RB	5.00%	07/01/2052	10,000	10,556,168
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,295,000)(n)	6.90%	01/01/2038	8,295	6,797,354
Naturewalk Community Development District; Series 2007 A, RB(g)(h)	5.50%	05/01/2038	4,345	1,390,400
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	1,000	987,422
Series 2023, RB	6.00%	05/01/2054	1,500	1,477,494
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,496,938
Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman Sinai Residences of Boca Raton Expanison); Series 2020, RB	5.00%	06/01/2055	2,000	1,701,063
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	8,260	8,263,067
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,727,577
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	657,969
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(b)(d)	5.88%	01/01/2033	23,500	23,441,579
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(g)(h)	5.60%	05/01/2036	5,905	3,661,100
Reunion East Community Development District;
Series 2002 A-2, RB(g)(h)	7.38%	05/01/2033	1,425	14
Series 2005, RB(g)(h)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	115	115,032
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,217,814
Series 2023, RB	6.38%	11/01/2053	1,400	1,420,511
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,456,386
Series 2023, RB	5.75%	05/01/2053	2,320	2,243,275
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,265	2,903,454

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	$1,200	$ 1,181,657
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,226,574
South Bay Community Development District;
Series 2005 A, RB(g)(h)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,575	5,533,447
Series 2005 A-2, Ref. RB(g)(h)	6.60%	05/01/2036	3,800	1,900,000
Series 2005 B-2, Ref. RB(g)(h)	6.60%	05/01/2025	3,240	1,620,005
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	515	515,097
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	9,545	9,547,202
Treeline Preserve Community Development District; Series 2023, RB(h)(l)	0.00%	12/31/2059	577	501,833
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	2,230	2,195,229
Series 2023, RB	5.50%	05/01/2054	2,500	2,452,800
Villages of Avignon Community Development District (The); Series 2007 A, RB(g)(h)	5.40%	05/01/2037	755	37,750
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	225	224,552
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,079,914
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,751,686
Series 2016 A-2, RB	5.38%	05/01/2046	1,505	1,452,500
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,155	2,157,152
Waterstone Community Development District;
Series 2007 A, RB(h)(j)	6.88%	05/01/2037	1,214	789,920
Series 2007 B, RB(h)(l)	0.00%	11/01/2028	6,587	4,167,166
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	7,245	7,248,680
Series 2005 A-2, RB(g)(h)	5.75%	05/01/2036	7,610	4,413,800
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	427,375
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,485,558
Series 2022, RB	5.50%	05/01/2053	2,500	2,436,716
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,479,480
Series 2023, RB	5.63%	05/01/2053	1,500	1,491,369
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,380	1,380,265
Westside Community Development District;
Series 2019-2, RB	5.65%	05/01/2037	1,010	664,425
Series 2019-2, RB	7.20%	05/01/2038	520	342,531
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,940	1,879,784
Series 2023, RB	5.60%	05/01/2053	2,910	2,806,452
Wildwood (City of), FL Utility Dependent District (South Sumter Utility); Series 2021, RB (INS - BAM)(c)	5.00%	10/01/2052	2,250	2,345,473
Zephyr Ridge Community Development District; Series 2006 A, RB(g)(h)	5.63%	05/01/2037	2,635	1,317,238
				737,777,247

Georgia–2.23%
Atlanta (City of), GA; Series 2019, RB(b)	4.00%	07/01/2039	7,490	7,306,245
Atlanta (City of), GA (Green Bonds);
Series 2023, RB(b)	5.00%	07/01/2040	3,000	3,223,065
Series 2023, RB(b)	5.25%	07/01/2042	13,025	14,123,799
Series 2023, RB(b)	5.25%	07/01/2043	6,825	7,382,147
Series 2023, RB(b)	5.25%	07/01/2044	3,500	3,774,049
Atlanta (City of), GA Department of Aviation;
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,659,478
Series 2022, RB(b)(k)	5.00%	07/01/2044	23,280	23,898,519
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,283,490
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	21,350	18,332,148

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	$3,100	$ 3,003,941
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,575,588
Series 2018 A, RB	6.25%	12/01/2048	19,530	18,336,149
Series 2018 A, RB	6.50%	12/01/2053	13,210	12,640,601
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	1,860	1,753,048
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,539,333
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	6,385,931
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,459,159
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	5,666,328
Series 2021, RB(d)	5.00%	01/01/2054	4,750	3,955,538
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB (INS - BAM)(c)	4.00%	01/01/2049	4,000	3,808,851
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(d)(e)(f)(l)	0.00%	06/01/2024	805	792,063
Series 2014 A, RB(d)(e)(f)(l)	0.00%	06/01/2024	3,750	1,994,877
Series 2014 B, RB(d)(e)(f)(j)	7.00%	06/01/2024	13,600	14,051,871
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(d)	5.00%	11/01/2037	1,750	1,584,876
Series 2017 A, Ref. RB(d)	5.00%	11/01/2047	2,000	1,687,364
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,351,216
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,101,862
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,600,903
Series 2018 A-2, RB(f)	5.50%	12/01/2028	2,065	1,872,464
				192,144,903

Hawaii–0.51%
Hawaii (State of);
Series 2020 A, Ref. RB(b)	4.00%	07/01/2036	600	602,256
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	607,497
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	753,218
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	419,173
Series 2022-XX1217, RB (INS - BAM)(b)(k)	5.00%	07/01/2051	32,450	33,496,188
Hawaii (State of) Department of Budget & Finance; Series 2017, Ref. RB(b)	4.00%	03/01/2037	2,000	1,407,342
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.);
Series 2015, Ref. RB(b)	3.25%	01/01/2025	5,000	3,983,102
Series 2017, Ref. RB(b)	3.10%	05/01/2026	3,980	3,052,586
				44,321,362

Idaho–0.17%
Boise City (City of), ID (Public Parking Facilities); Series 2021 A, Ref. RB	5.00%	09/01/2046	4,000	4,292,874
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	696,334
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	8,000	7,777,406
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(d)	6.00%	07/01/2039	370	380,987
Series 2018 A, RB(d)	6.00%	07/01/2054	1,135	1,152,585
				14,300,186

Illinois–2.11%
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,014
Chicago (City of), IL (O’Hare International Airport);
Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	11,840	12,030,761
Series 2018 A, Ref. RB(b)	5.00%	01/01/2053	6,245	6,323,355
Series 2018, RB(b)	5.00%	07/01/2048	3,750	3,754,525
Series 2022 A, RB(b)	5.50%	01/01/2055	20,000	21,315,394

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	$7,000	$ 7,227,707
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,548,054
Series 2016, RB	6.00%	04/01/2046	5,700	5,881,642
Series 2018, RB	5.00%	04/01/2046	7,555	7,429,384
Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(b)	5.00%	01/01/2033	3,000	3,000,158
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	814	800,466
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	4,780,475
Evanston (City of), IL (Roycemore School); Series 2021, RB(d)	4.63%	04/01/2051	1,250	864,737
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,969	1,845,859
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	10,840	8,422,176
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,493,509
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	2,864,960
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	656,947
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,919,017
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,543,148
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,189,086
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,937,992
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,942,012
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,016,662)(n)	5.00%	02/15/2027	2,000	540,000
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(n)	5.00%	02/15/2037	7,000	1,890,000
Series 2017, Ref. RB	5.13%	05/15/2038	1,670	1,411,036
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,581,501
Series 2017, Ref. RB	5.00%	08/01/2042	575	582,400
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(n)	5.13%	02/15/2045	3,120	842,400
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	4,950,774
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	5.63%	08/01/2053	3,500	3,497,119
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,022,474
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	980,607
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	1,933,404
Illinois (State of) Finance Authority (Northshore University Health); Series 2020, Ref. RB	4.00%	08/15/2041	1,750	1,699,742
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	575,396
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,310,418
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	704,546
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,155	3,164,305
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,407,347
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(d)	5.45%	01/01/2046	1,640	1,156,326
Series 2016 A, RB(d)	5.60%	01/01/2056	1,775	1,201,417
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB (INS - AGM)(c)(l)	0.00%	12/15/2041	5,000	2,213,419
Series 2017, Ref. RB (INS - AGM)(c)(l)	0.00%	12/15/2056	22,000	4,448,706
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/2038	9,765	9,765,537
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,200	1,242,702
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,861,478
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,172	1,098,904
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(b)	6.38%	08/01/2040	4,725	2,940,562
Robbins (Village of), IL; Series 1999 C, RB(b)	7.25%	10/15/2024	0	83
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,064,753
Southwestern Illinois Development Authority; Series 2006, RB(g)	5.63%	11/01/2026	2,795	2,096,250
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	0.00%	12/31/2038	1,915	1,482,575

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	$1,188	$ 1,164,685
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	1,933,795
				181,566,039

Indiana–1.60%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	9,219,163
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(d)	5.38%	01/01/2040	2,745	2,147,168
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,860	9,596,509
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	2,713,623
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(d)	5.63%	01/01/2038	7,000	5,743,587
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	480	411,847
Series 2017, RB	5.35%	01/01/2038	3,850	3,069,170
Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(d)	5.00%	08/01/2041	4,065	3,188,963
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	1,911,727
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	770	751,601
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	1,185	1,129,428
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,725	6,291,057
Series 2016, RB	5.50%	01/01/2037	3,740	3,123,272
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(d)	5.38%	10/01/2040	12,000	9,662,136
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(d)	5.00%	01/01/2039	3,365	2,533,104
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	21,136,404
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(d)	5.00%	04/01/2031	660	571,249
Series 2021 A, RB(d)	5.25%	04/01/2041	4,000	3,099,132
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(d)	5.25%	11/01/2040	4,500	3,484,625
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	1,000	875,798
Series 2017, RB	5.88%	01/01/2037	4,570	3,920,162
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	855	749,382
Series 2017, RB	5.80%	01/01/2037	5,160	4,394,569
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,280,586
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,290	14,048,291
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(d)	5.10%	01/01/2032	380	331,538
Series 2017, RB(d)	5.38%	01/01/2038	5,475	4,461,379
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,900	7,420,548
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,093,086
Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(d)	5.38%	12/01/2041	3,600	2,723,521
Vincennes (City of), IN; Series 2016, Ref. RB(d)(g)	6.25%	01/01/2029	2,530	1,910,309
				137,992,934

Iowa–0.25%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,316,789
Series 2018, RB	6.00%	10/01/2048	2,780	2,524,048
Iowa (State of) Finance Authority; Series 2007, RB(g)	5.90%	12/01/2028	1,160	1,276
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	627,125
Series 2018, RB	5.13%	08/01/2048	3,500	2,654,226
Series 2018, RB	5.25%	08/01/2055	4,000	2,938,730
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(d)	5.00%	12/01/2051	5,880	4,387,512
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	175	172,709

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	$250	$ 222,454
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	730	709,512
Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2065	54,300	6,323,745
				21,878,126

Kansas–0.20%
Ellis County Unified School District No. 489 Hays;
Series 2022 B, Ref. GO Bonds (INS - AGM)(c)	5.00%	09/01/2042	2,250	2,415,154
Series 2022 B, Ref. GO Bonds (INS - AGM)(c)	5.00%	09/01/2047	2,750	2,908,288
Series 2022 B, Ref. GO Bonds (INS - AGM)(c)	4.00%	09/01/2052	4,000	3,865,580
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,249,863
Olathe (City of), KS; Series 2006, RB(h)(o)	5.00%	03/01/2026	2,444	1,075,470
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	7,000	5,886,999
				17,401,354

Kentucky–0.15%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	998,228
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2033	900	965,813
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2034	800	857,164
Kentucky (Commonwealth of) Public Energy Authority; Series 2022 A-1, RB(f)	4.00%	08/01/2030	4,220	4,133,842
Kuttawa (City of), KY; Series 1999, RB (Acquired 05/28/2004; Cost $1,038,800)(n)	6.75%	03/01/2029	1,120	1,034,714
Ludlow (City of), KY; Series 2023, RB(d)	0.00%	03/01/2053	7,750	5,319,912
				13,309,673

Louisiana–0.64%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(d)	5.25%	05/01/2043	1,220	1,111,280
Series 2019, RB(d)	4.40%	11/01/2044	3,005	2,809,689
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	11,161,223
Series 2019 A, RB	5.00%	01/01/2055	12,000	7,758,126
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(d)	5.38%	11/01/2038	2,090	2,162,207
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(d)	3.88%	11/01/2045	4,055	3,413,471
Louisiana (State of) Public Facilities Authority; Series 2023, RB(b)(d)(f)	6.75%	10/01/2028	10,000	10,104,818
St John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,329,879
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(d)	6.35%	07/01/2040	5,115	5,508,430
Series 2010, RB(d)	6.35%	10/01/2040	440	473,843
				54,832,966

Maine–0.14%
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,287,490

Maryland–0.65%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,109,061
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,367,598

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	$2,780	$ 2,804,109
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,390,364
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,658,979
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,217,776
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,005,038
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,109,125
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,252,609
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,492,134
Baltimore (County of), MD; Series 2018, GO Bonds(k)	4.00%	03/01/2040	9,525	9,611,625
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	13,175	13,588,035
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	10,000	10,138,573
				55,745,026

Massachusetts–0.47%
Massachusetts (Commonwealth of) (Rail Enhancement Program); Series 2022 B, RB	5.00%	06/01/2052	4,705	5,035,418
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(d)	5.13%	11/15/2046	4,565	4,634,641
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,005,427
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(b)	5.00%	07/01/2038	5,000	5,233,777
Series 2019 A, Ref. RB(b)	5.00%	07/01/2039	6,000	6,258,537
Series 2022, RB(b)(k)	5.00%	07/01/2046	15,000	15,510,963
				40,678,763

Michigan–2.17%
Academy of Warren; Series 2020 A, RB(d)	5.50%	05/01/2050	1,000	872,234
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	396,336
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,059,275
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,490	1,445,362
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,472,018
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,409,280
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(k)	6.00%	05/01/2029	10,100	11,108,829
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,321,592
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	13,704,032
Series 2019 A, Ref. RB	5.75%	04/01/2054	13,990	9,657,480
Series 2019 B, RB	6.00%	04/01/2027	3,365	3,201,557
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,290,568
Michigan (State of); Series 2023, RB(k)	5.25%	11/15/2049	16,925	18,729,479
Michigan (State of) Building Authority (Facilities Program); Series 2022 I, RB	4.00%	10/15/2052	4,250	4,126,458
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,309,151
Series 2007, RB	6.50%	12/01/2037	535	534,986
Series 2008 C, RB(l)	0.00%	06/01/2058	804,975	40,508,837
Series 2014, Ref. RB(d)	6.75%	07/01/2044	16,465	15,179,143
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	201,744
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	1,060	1,030,489
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	1,918,526
Michigan (State of) Housing Development Authority; Series 2023 A, RB(k)	5.15%	10/01/2058	20,000	20,659,814
Mona Shores Public Schools; Series 2019 I, GO Bonds	5.00%	05/01/2048	4,790	4,983,411
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,008,418
Rockford Public Schools; Series 2023 II, GO Bonds	5.00%	05/01/2049	5,710	6,087,607
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,065	13,074,612

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2014, RB(b)	5.00%	12/01/2039	$1,395	$ 1,397,180
				186,688,418

Minnesota–0.82%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	2,639,333
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	2,610	2,028,562
Bethel (City of), MN (The Lodge At The Lakes At Stillwater);
Series 2018, RB	5.00%	06/01/2053	600	430,431
Series 2018, RB	5.25%	06/01/2058	1,625	1,189,813
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,812	5,287,609
Series 2016 B, RB	6.50%	11/01/2035	3,038	1,822,848
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(d)	5.00%	12/01/2050	6,630	4,836,549
Series 2021 B, RB(d)	6.50%	12/01/2026	510	486,507
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	3,955,552
Duluth (City of), MN Economic Development Authority (Cambia Hills of Wast Bethel);
Series 2018, RB(g)	5.45%	12/01/2046	225	22
Series 2018, RB(g)	5.63%	12/01/2055	592	59
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	10,071,423
Series 2021 B, RB	6.00%	07/01/2028	625	583,380
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,582,725
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(b)	5.00%	01/01/2047	4,000	4,103,408
Series 2022 B, Ref. RB(b)	5.25%	01/01/2047	3,775	3,969,388
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	2,857,543
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(d)	5.00%	08/01/2053	500	467,058
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(d)	6.25%	07/01/2037	1,075	1,086,218
Series 2017 A, RB(d)	6.50%	07/01/2048	4,740	4,771,125
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	387,957
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	8,886,476
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	1,291	1,151,453
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(d)	5.50%	07/01/2052	1,075	1,027,312
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	861,872
Series 2019, RB	5.00%	07/01/2055	1,000	841,790
				70,326,413

Mississippi–0.32%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(c)	5.00%	03/01/2036	10,000	11,298,336
Mississippi State University Educational Building Corp.; Series 2018, RB(k)	4.00%	08/01/2043	13,015	12,474,690
Stonebridge Public Improvement District; Series 2007, RB(g)	7.50%	10/01/2042	16,410	2,576,370
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,315	1,164,213
				27,513,609

Missouri–1.57%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(g)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(h)	7.05%	05/01/2027	9,215	7,953,530
Series 2007 A, RB(h)	5.75%	05/01/2026	1,750	1,544,152
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	2,265	2,129,464
Broadway-Fairview Transportation Development District; Series 2006 A, RB(h)	6.13%	12/01/2036	570	176,700
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,535	2,865,446

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Chesterfield Valley Transportation Development District; Series 2018, RB(j)	5.50%	05/15/2046	$4,960	$ 3,010,908
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	3,100	3,028,746
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(h)(o)	5.00%	05/01/2026	3,020	1,449,600
Series 2006 A, RB(h)(o)	5.00%	05/01/2036	3,825	1,836,000
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.40%	10/01/2026	230	229,986
Series 2006 A, RB	5.55%	10/01/2036	115	112,332
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(d)	5.25%	12/01/2048	4,900	4,780,118
Kansas City (City of), MO Industrial Development Authority; Series 2019, RB(d)	5.00%	07/01/2040	5,165	4,442,117
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(b)	5.00%	03/01/2054	54,235	54,682,764
Series 2019 B, RB (INS - AGM)(b)(c)	5.00%	03/01/2055	16,490	16,671,806
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,890	1,636,042
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,065,920
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,637,376
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,380,470
Series 2017 A, Ref. RB	5.25%	05/15/2050	100	73,733
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(g)(h)	5.75%	03/01/2029	750	435,000
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,528,557
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	529	463,408
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	580	539,949
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	5.00%	10/01/2046	2,750	2,251,253
St. Louis (City of), MO; Series 2007, RB(h)(o)	6.30%	04/01/2027	3,043	365,160
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(h)	5.50%	05/29/2028	2,031	609,295
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(g)(h)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,094,269
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,590,402
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	1,955	1,974,446
St. Louis (County of), MO; Series 2007 A, RB(h)	5.50%	09/02/2028	1,108	321,320
St. Louis (County of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(h)(o)	6.00%	08/21/2026	1,660	166,000
St. Louis (County of), MO (Washington Park Redevelopment);
Series 2006, RB(h)(o)	6.00%	08/21/2026	2,442	293,040
Series 2007 A, RB(h)	5.50%	01/20/2028	2,159	820,420
Series 2007 B, RB(h)(o)	5.50%	01/20/2028	1,510	75,500
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(d)	5.88%	03/01/2033	3,100	2,788,656
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(g)(h)	5.75%	04/01/2027	975	87,750
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	6.00%	10/01/2049	4,575	4,457,438
				135,686,473

Montana–0.02%
Hardin (City of), MT; Series 2006, RB(h)(o)	6.25%	09/01/2031	5,935	1,424,400

Nevada–0.40%
Clark (County of), NV; Series 2018 A, GO Bonds(k)	5.00%	05/01/2048	27,500	28,405,798
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	595	595,655
Series 2007 A, RB	5.05%	02/01/2031	730	730,467
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,200	1,153,138
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	985	919,883

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	$40	$ 40,065
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(d)(l)	0.00%	07/01/2058	21,000	2,616,510
				34,461,516

New Hampshire–0.37%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	25,625	24,314,302
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(d)	5.25%	07/01/2039	1,400	1,240,141
Series 2019 A, RB(d)	5.63%	07/01/2046	770	677,559
Series 2019 A, RB(d)	5.75%	07/01/2054	5,430	4,730,903
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 02/13/2020; Cost $983,197)(d)(g)(n)	5.25%	07/01/2027	918	55,096
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,440,007)(d)(g)(n)	6.13%	07/01/2037	1,440	86,400
Series 2017 A, RB(d)(g)	6.25%	07/01/2042	722	43,325
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $10,400,706)(d)(g)(n)	6.13%	07/01/2052	12,000	720,004
				31,867,730

New Jersey–1.52%
New Jersey (State of) Economic Development Authority; Series 2019 B, RB(d)	5.75%	10/01/2026	765	707,247
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(d)	5.00%	10/01/2039	6,000	3,901,550
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	4,605	4,607,488
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,602,026
Series 2003, RB(b)	5.50%	06/01/2033	8,000	8,031,643
Series 2012, RB(b)	5.75%	09/15/2027	14,365	14,367,780
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(d)	6.50%	11/01/2052	690	713,300
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(d)	5.38%	07/01/2047	1,865	1,629,763
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(d)	6.00%	10/01/2034	565	566,654
Series 2014 A, RB(d)	6.20%	10/01/2044	750	751,411
Series 2014 A, RB(d)	6.30%	10/01/2049	500	501,137
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(d)	5.38%	10/01/2050	5,000	4,487,518
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,820	3,022,611
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,875	1,882,744
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,000,441
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,194,157
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(d)	5.13%	09/01/2052	2,055	1,830,438
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	4,374,646
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB(d)	5.75%	10/01/2038	4,935	3,710,988
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 A, RB(l)	0.00%	12/15/2039	10,000	4,902,762
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,665,020
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	13,650	13,731,688
Series 2018 B, Ref. RB	5.00%	06/01/2046	41,675	41,791,057
				130,974,069

New Mexico–0.10%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	560,096
Farmington (City of), NM (San Juan and Four Corners); Series 2016 A, Ref. RB	2.15%	04/01/2033	7,355	5,712,962

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	$45	$ 42,217
Series 2015 B, RB	5.90%	09/01/2032	295	280,474
Series 2015 C, RB	5.90%	09/01/2032	390	359,853
Series 2015 D, RB(l)	0.00%	03/01/2032	330	158,768
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,739,413
				8,853,783

New York–19.82%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(d)	5.50%	12/31/2040	9,655	7,804,116
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(l)	0.00%	06/01/2055	17,700	1,237,180
Essex (County of), NY Industrial Development Agency; Series 2017, RB(b)	6.25%	06/01/2047	3,990	2,776,458
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(d)(g)	5.88%	01/01/2052	5,400	3,510,000
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	5,000	5,141,671
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,060,590
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,403,334
Series 2022 A, RB	5.00%	11/15/2046	2,555	2,742,462
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,382,009
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	12,014,523
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	22,907,430
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,762,183
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	27,263,093
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	30,952,513
Subseries 2016 B-1, RB	5.00%	11/15/2051	10,470	10,662,852
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,347,280
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,001,988
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	17,975	17,229,810
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	76,835	76,359,084
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(g)	5.00%	01/01/2058	8,272	1,981,481
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $3,970,000)(d)(g)(n)	9.00%	01/01/2041	3,970	3,771,500
New York & New Jersey (States of) Port Authority;
Series 2018 206, RB(b)(k)	5.00%	11/15/2042	2,000	2,052,339
Series 2018-XF0683, Revenue Ctfs.(b)(k)	5.00%	11/15/2047	9,725	9,915,596
Series 2019 220, RB(b)	4.00%	11/01/2059	25,765	22,868,962
Series 2020 221, RB(b)	4.00%	07/15/2055	17,230	15,479,296
Series 2020 221, RB(b)	4.00%	07/15/2060	62,090	54,967,402
Series 2021, Ref. RB(b)	4.00%	07/15/2046	1,850	1,742,871
Two Hundred and Eighteenth Series 2019, RB(b)(k)	5.00%	11/01/2044	46,300	47,425,206
Two Hundred Sixth Series 2017, Ref. RB(b)	5.00%	11/15/2047	10,000	10,195,986
Two Hundred Thirty Fourth Series 2022, Ref. RB(b)	5.25%	08/01/2047	7,000	7,366,268
Two Hundred Thirty Fourth Series 2022, Ref. RB(b)	5.50%	08/01/2052	9,215	9,858,451
Two Hundredth Series 2017, Ref. RB(k)	5.00%	10/15/2047	10,000	10,323,314
Two Hundredth Series 2017, Ref. RB	5.00%	04/15/2057	10	10,233
New York (City of), NY;
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	5,000	4,850,963
Series 2021 CC-1, RB(k)	4.00%	06/15/2051	15,000	14,619,998
Series 2022-XF1336, RB(k)	5.00%	06/15/2051	25,000	26,609,133
Series 2024 AA-1, RB(k)	5.25%	06/15/2053	15,000	16,577,978
New York (City of), NY Municipal Water Finance Authority;
Series 2022 CC-1, RB	4.00%	06/15/2052	13,375	12,999,312
Series 2022-XF1336, RB(k)	5.00%	06/15/2052	10,000	10,669,810

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 B-1, RB(k)	5.00%	08/01/2045	20,140	$ 20,902,694
Series 2022 C-1, RB	4.00%	02/01/2051	$10,000	9,661,263
Series 2022 F-1, RB	4.00%	02/01/2051	2,500	2,415,316
Series 2022, RB(k)	5.00%	02/01/2051	12,000	12,835,123
Series 2023 A-1, RB	5.00%	05/01/2053	4,755	5,117,554
Series 2023 A-1, RB(k)	5.00%	05/01/2053	15,500	16,681,827
Series 2023 F-1, RB	4.00%	02/01/2051	22,500	21,737,842
Series 2024 C, RB(k)(m)	5.25%	05/01/2050	30,000	33,098,712
Series 2024 C, RB(k)	5.00%	05/01/2053	20,000	21,574,158
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(k)	5.00%	03/15/2041	23,765	25,104,956
Series 2019 A, Ref. RB(k)	4.00%	03/15/2049	10,000	9,665,053
Series 2020 D, Ref. RB	4.00%	02/15/2047	3,850	3,740,501
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,798,068
Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	24,162,632
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	5,518,745
Series 2022, RB(k)	4.00%	03/15/2048	11,065	10,729,205
Series 2022-XF2996, RB(k)	5.00%	03/15/2042	15,000	15,804,869
New York (State of) Dormitory Authority (Bidding Group 4); Series 2021 E, Ref. RB	4.00%	03/15/2045	10,645	10,424,864
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	41,260	40,277,934
Series 2020 A, Ref. RB	4.00%	11/15/2060	2,790	2,656,403
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(c)	5.13%	11/15/2063	20,000	21,410,034
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	19,250	17,739,624
Series 2022, RB(k)	4.00%	03/15/2051	36,050	35,159,201
Series 2022-XX1212, RB(k)	4.00%	03/15/2057	59,635	57,315,389
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	5,000	5,336,978
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	10,500	10,212,163
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	17,000	16,486,748
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	35,881,593
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	16,410,837
New York Counties Tobacco Trust V; Series 2005 S4B, RB(d)(l)	0.00%	06/01/2060	234,000	9,788,852
New York State Urban Development Corp.;
Series 2022 A, Ref. RB(k)	5.00%	03/15/2045	15,520	16,761,915
Series 2023, RB(k)	5.00%	03/15/2050	15,000	15,965,700
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.25%	08/01/2031	12,680	13,034,643
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	9,845,496
Series 2023, RB (INS - AGM)(b)(c)	5.00%	06/30/2049	10,000	10,074,818
Series 2023, RB(b)	6.00%	06/30/2054	15,895	16,895,827
Series 2023, RB (INS - AGM)(b)(c)	5.13%	06/30/2060	45,000	45,320,944
Series 2023, RB(b)	5.38%	06/30/2060	21,695	21,714,133
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	38,250	38,251,461
Series 2016, Ref. RB(b)	5.00%	08/01/2031	43,220	43,217,109
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(b)	4.00%	07/01/2031	2,525	2,480,298
Series 2020, RB(b)	5.00%	10/01/2040	20,000	19,918,680
Series 2020, RB(b)	4.38%	10/01/2045	6,500	5,867,560
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,478,361
Series 2023, RB(b)	6.00%	04/01/2035	21,500	23,272,374
Series 2023, RB(b)	5.63%	04/01/2040	27,500	28,557,823

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	$25,140	$ 26,609,707
Series 2021 C-1A, RB	4.00%	05/15/2046	17,800	17,520,159
Series 2021 C-3, RB	4.00%	05/15/2051	3,190	3,104,774
Series 2022-XF1332, RB(k)	5.25%	05/15/2052	35,130	38,472,848
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	5,000	5,196,901
Series 2019 A, RB(k)	5.00%	11/15/2049	17,640	18,334,665
Series 2020 A, RB	5.00%	11/15/2054	3,110	3,281,837
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,815,200
Series 2022 A, Ref. RB(k)	4.00%	05/15/2051	18,225	17,738,090
Series 2022 D-2, RB(k)	5.25%	05/15/2047	16,700	18,465,279
Series 2022, RB(k)	5.25%	05/15/2052	25,000	27,221,088
Series 2022, RB(k)	5.25%	05/15/2057	20,000	21,679,206
Series 2022, RB(k)	5.25%	05/15/2062	31,400	33,890,007
Series 2023 A, RB	4.25%	05/15/2058	16,000	15,608,542
Series 2023 A, RB(k)	4.25%	05/15/2058	40,000	39,021,356
Subseries 2023 B-1, RB(k)	5.25%	11/15/2053	34,565	37,878,391
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	398,234
				1,708,387,239

North Carolina–0.38%
Greater Asheville Regional Airport Authority; Series 2023, RB (INS - AGM)(b)(c)	5.25%	07/01/2053	10,535	11,069,916
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	4,990	5,133,416
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,025	758,381
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	15,414,008
				32,375,721

North Dakota–0.06%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(b)(d)(g)	6.63%	12/15/2031	3,000	600,000
Series 2021, RB(b)(d)(g)	7.00%	12/15/2043	23,500	4,700,000
				5,300,000

Northern Mariana Islands–0.21%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(d)	5.00%	10/01/2033	21,135	18,370,031

Ohio–2.86%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	8,735	7,654,515
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	133,325	117,798,210
Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	104,895	10,780,804
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(d)	4.50%	12/01/2055	725	589,483
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	817,122
Series 2018, Ref. RB	5.50%	12/01/2043	735	735,947
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,813,035
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,975	3,010,702
Series 2017, Ref. RB	5.00%	02/15/2057	7,025	6,859,579
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	4,949,806
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	849,402
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,388,490
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(d)	7.50%	12/01/2055	4,575	4,498,728
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	280	279,816
Series 2004, RB	6.40%	02/15/2034	2,500	2,428,769

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	$3,000	$ 2,664,807
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(d)	5.00%	12/01/2040	1,750	1,559,299
Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	100	99,869
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	1,867,249
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	5,864,604
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,035	919,684
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	06/30/2053	4,530	4,534,424
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(d)	5.00%	07/01/2049	10,000	8,504,064
Ohio (State of) Higher Educational Facility Commission (Denison University); Series 2019, RB	5.00%	11/01/2044	10,960	11,449,018
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	22,300	22,389,314
Ohio (State of) Higher Educational Facility Commission (Menorah Park Obligated Group); Series 2018, Ref. RB	5.25%	01/01/2048	6,750	6,254,713
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(d)	5.45%	01/01/2038	5,400	4,084,163
Warren (County of), OH Port Authority;
Series 2019 D, RB(d)	4.00%	12/01/2039	2,210	1,936,172
Series 2019 D, RB(d)	5.00%	12/01/2052	3,670	3,468,573
Series 2019, RB(d)	5.25%	12/01/2052	6,105	5,205,591
				246,255,952

Oklahoma–0.57%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	4,155	3,633,366
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,235
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(f)	5.00%	06/01/2025	43,705	43,500,561
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(d)	4.00%	12/01/2043	2,470	2,200,270
				49,434,432

Ontario–0.22%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(d)	6.00%	10/05/2040	19,203	19,220,148

Oregon–0.95%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	887,014
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	888,338
Oregon (State of) Facilities Authority;
Series 2015 A, RB(d)	5.75%	06/15/2046	1,740	1,699,187
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,297,612
Portland (Port of), OR;
Series 2020-27A, RB(b)	4.00%	07/01/2050	11,680	10,581,235
Series 2022, RB(b)(k)	5.00%	07/01/2052	30,000	30,936,306
Series 2023-XF1493, RB(b)(k)	4.00%	07/01/2042	12,385	11,727,518
Twenty Eighth Series 2022, RB(b)	4.00%	07/01/2047	22,220	20,456,259
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	770	593,169
Series 2021 A, Ref. RB	5.00%	11/15/2056	2,760	2,022,781
				82,089,419

Pennsylvania–1.24%
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(b)	5.00%	01/01/2051	1,885	1,926,446
Series 2021 A, RB(b)	5.00%	01/01/2056	1,320	1,345,283
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	7,125	7,506,699
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(d)	6.00%	05/01/2042	3,900	3,990,930
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(d)	5.38%	05/01/2042	8,000	8,019,781
Series 2022, RB(d)	5.25%	05/01/2042	3,710	3,665,545
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,345,743
Series 2016, RB	5.50%	01/01/2052	11,080	7,877,519

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(d)	5.00%	03/01/2038	$441	$426,968
Series 2018, RB(d)	5.13%	03/01/2048	873	805,682
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,780,036
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,334,519
Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(b)	6.90%	06/01/2024	3,400	3,454,305
Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2040	5	4,921
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(n)	5.00%	12/01/2032	1,260	993,349
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(n)	5.25%	12/01/2037	1,705	1,245,291
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(n)	5.30%	12/01/2038	500	360,428
Series 2017, Ref. RB	5.38%	12/01/2047	3,140	2,072,677
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(h)(n)(o)	5.00%	12/31/2023	8,239	1,482,958
Series 2013, RB(h)(o)	5.00%	12/31/2023	4,227	760,778
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.75%	06/30/2048	12,140	13,147,056
Series 2022, RB(b)	5.25%	06/30/2053	10,000	10,329,370
Series 2022, RB (INS - AGM)(b)(c)	5.00%	12/31/2057	3,750	3,793,504
Series 2022, RB(b)	6.00%	06/30/2061	9,750	10,715,053
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	12,302
Philadelphia (City of), PA; Series 2021, Ref. RB(b)	5.00%	07/01/2051	5,485	5,609,230
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(d)(e)(f)	5.00%	03/15/2028	480	523,089
Series 2017, Ref. RB(d)	5.00%	03/15/2045	7,950	6,584,895
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	906,952
Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	906,172
				106,927,481

Puerto Rico–7.46%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	38,580	38,677,496
Series 2002, RB	5.63%	05/15/2043	108,400	109,630,763
Series 2005 A, RB(l)	0.00%	05/15/2050	28,000	5,156,614
Series 2005 B, RB(l)	0.00%	05/15/2055	127,450	13,571,921
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	49,020	1,286,775
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,058
PRHTA Custodial Trust; Series 2022, RB(g)	5.75%	12/06/2049	142	50,234
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	2,371	2,313,791
Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	18,710	11,413,975
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	16,769,328
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,707,223
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	38,068,400
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	49
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	250
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	14,527,567
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	59,950	51,912,656
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	15,859	13,217,972
Subseries 2022, RN	0.00%	11/01/2043	71,348	37,190,122
Subseries 2022, RN	0.00%	11/01/2051	5,379	2,165,092
Subseries 2022, RN	0.00%	11/01/2051	350	183,640
Subseries 2022, RN	0.00%	11/01/2051	1,639	288,930

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2021 A, RB(d)	5.00%	07/01/2025	$315	$ 316,692
Series 2021 A, RB(d)	5.00%	07/01/2033	900	910,145
Series 2021 A, RB(d)	5.00%	07/01/2037	450	450,826
Series 2021 A, RB(d)	4.00%	07/01/2042	1,250	1,088,872
Series 2021 B, RB(d)	5.00%	07/01/2033	5,000	5,056,362
Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	4,000	4,048,035
Series 2022 A, Ref. RB(d)	5.00%	07/01/2037	6,000	6,012,208
Series 2022 A, Ref. RB(d)	4.00%	07/01/2047	3,230	2,687,501
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(g)	5.00%	07/01/2024	15	3,788
Series 2007 TT, RB(g)	5.00%	07/01/2026	895	225,987
Series 2007 TT, RB(g)	5.00%	07/01/2027	1,990	502,475
Series 2007 TT, RB(g)	5.00%	07/01/2032	3,680	929,200
Series 2007 UU, Ref. RB (INS - AGC)(c)	5.00%	07/01/2026	7,905	7,880,184
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2026	175	173,156
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	22,000	21,830,928
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	465	456,681
Series 2008 WW, RB(g)	5.38%	07/01/2024	390	98,475
Series 2008 WW, RB(g)	5.25%	07/01/2033	415	104,788
Series 2008 WW, RB(g)	5.50%	07/01/2038	605	152,762
Series 2010 AAA, RB(g)	5.25%	07/01/2026	4,570	1,153,925
Series 2010 AAA, RB(g)	5.25%	07/01/2028	2,600	656,500
Series 2010 AAA, RB(g)	5.25%	07/01/2029	445	112,362
Series 2010 AAA, RB(g)	5.25%	07/01/2030	95	23,988
Series 2010 CCC, RB(g)	5.00%	07/01/2024	35	8,838
Series 2010 CCC, RB(g)	5.00%	07/01/2027	285	71,963
Series 2010 CCC, RB(g)	5.00%	07/01/2028	540	136,350
Series 2010 XX, RB(g)	5.25%	07/01/2026	10	2,525
Series 2010 XX, RB(g)	5.25%	07/01/2027	845	213,362
Series 2010 XX, RB(g)	5.25%	07/01/2035	2,660	671,650
Series 2010 XX, RB(g)	5.75%	07/01/2036	18,575	4,690,187
Series 2010 XX, RB(g)	5.25%	07/01/2040	28,430	7,178,575
Series 2010 ZZ, Ref. RB(g)	5.00%	07/01/2024	215	54,288
Series 2010 ZZ, Ref. RB(g)	4.63%	07/01/2025	190	47,975
Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2025	275	69,438
Series 2010 ZZ, Ref. RB(g)	5.00%	07/01/2026	10	2,525
Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2026	1,135	286,587
Series 2012 A, RB(g)	5.00%	07/02/2029	3,100	782,750
Series 2012 A, RB(g)	5.05%	07/01/2042	11,925	3,011,062
Series 2013 A, RB(g)	7.25%	07/01/2030	160	40,400
Series 2013 A, RB(g)	7.00%	07/01/2040	480	121,200
Series 2013 A, RB(g)	7.00%	07/01/2043	9,080	2,292,700
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	7,140	7,068,556
Series 2022 B, RB(l)	0.00%	07/01/2032	4,640	3,009,863
Series 2022 C, RB(j)	5.00%	07/01/2053	7,937	5,139,268
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 07/06/2016-03/28/2019; Cost $4,914,690)(b)(g)(n)	6.63%	06/01/2026	5,040	3,528,000

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2029	$11	$ 8,701
Series 2018 A-1, RB	4.50%	07/01/2034	11	10,936
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,250,824
Series 2018 A-1, RB(l)	0.00%	07/01/2046	157,376	46,440,540
Series 2018 A-1, RB(l)	0.00%	07/01/2051	103,344	22,483,541
Series 2018 A-1, RB	4.75%	07/01/2053	36,976	34,993,070
Series 2018 A-1, RB	5.00%	07/01/2058	40,948	39,804,724
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,181,946
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	13,924,660
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,398,881
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,067,943
Series 2006 Q, RB	5.00%	06/01/2036	1,025	971,149
				642,990,673

Rhode Island–0.21%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(g)(n)	7.25%	07/15/2035	44,240	17,696,000

South Carolina–2.11%
Lancaster School District; Series 2017, GO Bonds	4.00%	03/01/2036	12,555	12,694,052
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(f)	5.25%	08/01/2031	103,080	108,492,391
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(d)	7.00%	05/01/2039	5,000	3,978,049
Series 2021, RB(b)(d)	6.00%	06/01/2031	1,000	872,046
Series 2021, RB(b)(d)	6.25%	06/01/2040	1,000	777,358
Series 2021, RB(b)(d)	6.50%	06/01/2051	2,750	2,028,000
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,545	8,664,776
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island);
Series 2023, RB	5.75%	11/15/2029	10,000	9,464,863
Series 2023, RB	7.50%	11/15/2053	10,000	9,870,235
Series 2023, RB	7.75%	11/15/2058	10,000	9,868,809
South Carolina (State of) Ports Authority; Series 2018, RB(b)	5.00%	07/01/2055	3,750	3,794,419
South Carolina (State of) Public Service Authority;
Series 2014 A, RB	5.00%	12/01/2049	5,000	5,004,189
Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,320,066
				181,829,253

South Dakota–0.06%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	5,000	5,034,071

Tennessee–0.79%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	754,200
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,400,601
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,184,418
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,558,111
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(b)(d)	9.50%	11/01/2052	10,000	9,912,685
Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	10,286,744
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	600	603,940
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2049	10,000	10,182,606
Nashville (City of) & Davidson (County of), TN Metropolitan Government; Series 2022 A, GO
Bonds	4.00%	01/01/2042	2,475	2,486,518
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	7,256,994
Series 2013 B, Ref. RB(g)	8.00%	09/01/2044	6,350	317,500

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(f)	5.00%	11/01/2031	$20,865	$ 21,670,485
				67,614,802

Texas–13.07%
Anna (City of), TX; Series 2023, RB(d)	7.38%	09/15/2052	2,500	2,549,252
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	880,066
Series 2017, RB	5.25%	09/01/2047	1,475	1,443,531
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	677,673
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,210,269
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(d)	5.88%	09/01/2043	1,030	1,035,612
Series 2023, RB(d)	6.00%	09/01/2053	1,600	1,603,747
Aubrey (City of), TX (Jackson Ridge Public Improvement District Phase No. 1); Series 2015, RB	7.25%	09/01/2045	630	644,507
Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20,500	20,283,528
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	23,000	22,263,482
Austin (City of), TX; Series 2022, RB(b)	5.00%	11/15/2043	3,450	3,597,751
Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	15,000	14,136,730
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB(b)(d)(f)	10.00%	06/01/2024	6,000	5,780,786
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(b)	7.00%	03/01/2039	20,600	18,885,048
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(g)	9.70%	11/01/2039	4,502	1,351
Series 2004 D, Revenue Ctfs.(g)	1.00%	11/01/2039	3,659	732
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20,850	20,190,644
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,685	1,694,816
Series 2015, RB	7.25%	09/01/2045	920	940,349
Series 2015, RB	7.50%	09/01/2045	3,695	3,725,493
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(d)	5.38%	09/01/2043	1,615	1,599,524
Series 2023, RB(d)	5.50%	09/01/2053	2,305	2,248,212
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(d)	5.13%	09/01/2043	1,200	1,154,495
Series 2023, RB(d)	5.50%	09/01/2053	1,825	1,772,824
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(d)	4.75%	09/01/2030	325	324,977
Series 2023, RB(d)	5.50%	09/01/2042	875	874,918
Series 2023, RB(d)	5.75%	09/01/2052	1,500	1,499,847
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(d)	5.50%	09/01/2030	250	249,977
Series 2023, RB(d)	6.25%	09/01/2042	800	799,904
Series 2023, RB(d)	6.50%	09/01/2052	1,300	1,299,831
Centerville Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2048	800	801,761
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	1,000	994,159
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	9,139,293
Chapel Hill Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,856,538
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,855	5,574,425
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,057,742
Corpus Christi Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	8,000	7,745,167

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Crandall (City of), TX;
Series 2021, RB(d)	4.75%	09/15/2031	$100	$ 91,633
Series 2021, RB(d)	4.25%	09/15/2041	250	210,608
Series 2021, RB(d)	5.00%	09/15/2041	500	453,316
Series 2021, RB(d)	4.50%	09/15/2051	1,500	1,188,956
Series 2021, RB(d)	5.25%	09/15/2051	500	447,691
Crandall Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,315	1,414,088
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,600	1,707,467
Crowley Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	10,000	10,038,832
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/01/2053	7,500	8,225,938
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	15,000	14,398,987
Denton Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	08/15/2048	14,000	15,257,316
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	08/15/2053	26,000	28,227,607
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(d)	5.50%	09/15/2050	1,500	1,433,169
Edinburg Economic Development Corp.; Series 2019, RB(d)	5.00%	08/15/2044	1,645	1,529,821
El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	6,000	5,819,488
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	10,000	9,443,539
Fort Worth (City of) TX; Series 2023, RB	4.25%	02/15/2053	4,585	4,578,341
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	865	721,911
Series 2014, RB	6.00%	09/01/2038	2,855	1,949,690
Series 2014, RB	6.13%	09/01/2044	2,800	1,836,908
Godley Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	7,375	7,854,771
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2048	32,525	33,551,278
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,014
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	18,050	17,657,773
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(d)	5.50%	09/15/2042	2,000	1,999,814
Series 2022, RB(d)	5.75%	09/15/2052	3,550	3,534,791
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(c)	4.00%	05/01/2044	2,355	2,172,367
Hitchcock Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,250	7,022,030
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	3,377,820
Series 2021 A, RB(b)	4.00%	07/01/2046	6,400	5,885,594
Series 2021 A, RB(b)	4.00%	07/01/2048	5	4,541
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	1,000	997,776
Series 2020 A, Ref. RB(b)	5.00%	07/01/2027	1,250	1,247,359
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,240,790
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,750	1,746,405
Series 2021 B-1, RB(b)	4.00%	07/15/2041	15,000	12,662,061
Humble Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	4.00%	02/15/2052	20,500	19,614,617
Hutto Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	6,000	6,422,694
Krum Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,500	2,392,183
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	20,000	19,489,770
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	02/15/2058	16,550	17,748,579
Series 2023, GO Bonds(k)	4.00%	02/15/2048	37,500	35,610,191
Series 2023, GO Bonds(k)	4.00%	02/15/2053	35,000	32,608,958
Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	5,651,852
Lewisville (City of), TX; Series 2023 A, RB(d)	8.00%	09/01/2053	1,625	1,679,025
Little Elm (Town of), TX; Series 2022, RB(d)	6.88%	09/01/2052	2,700	2,803,702

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$2,000	$2,160,829
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(d)	5.75%	09/15/2052	2,500	2,427,903
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	31,250	30,159,569
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(d)	5.25%	09/15/2042	1,500	1,427,634
Series 2022, RB(d)	5.38%	09/15/2052	2,500	2,360,244
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(d)	4.63%	10/01/2031	25,000	24,287,082
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	8,500	8,203,403
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	113,584
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,705,230
Series 2021, RB	2.00%	11/15/2061	3,961	1,462,745
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB (Acquired 05/05/2016; Cost $363,820)(n)	5.00%	07/01/2031	350	239,750
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB (Acquired 05/05/2016; Cost $1,795,540)(n)	5.00%	07/02/2046	1,750	1,198,750
Series 2016, RB (Acquired 05/05/2016; Cost $1,789,062)(n)	5.00%	07/03/2051	1,750	1,198,750
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2038	500	510,790
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	1,750	1,759,369
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	2,400	2,406,266
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(d)	5.00%	08/15/2040	2,390	2,245,430
Series 2020 A, RB(d)	5.00%	08/15/2050	2,220	1,950,174
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	6,172,039
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(d)	6.00%	08/15/2037	1,000	1,012,074
Series 2018 A, RB(d)	6.00%	08/15/2047	13,435	13,399,882
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	345,227
Series 2016 A, RB	5.50%	11/15/2046	650	520,622
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,662,757
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	22,423,573
Series 2022 A, RB	6.75%	10/01/2052	9,910	8,772,707
Series 2022 A, RB	6.88%	10/01/2057	15,910	14,162,662
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	3,700	2,844,671
Series 2020, RB	5.25%	10/01/2055	12,390	9,300,801
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,017,658
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(f)	6.15%	01/01/2029	1,445	1,445,679
North Parkway Municipal Management District No. 1;
Series 2021, RB(d)	4.00%	09/15/2041	500	426,742
Series 2021, RB(d)	4.25%	09/15/2051	1,000	827,565
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(d)	4.75%	09/15/2041	2,000	1,856,680
Series 2021, RB(d)	5.00%	09/15/2051	3,500	3,166,653
Pflugerville (City of), TX; Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	13,285	14,084,592
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(d)	5.75%	09/15/2032	340	339,040
Series 2022, RB(d)	5.50%	09/15/2042	800	785,238
Series 2022, RB(d)	5.63%	09/15/2052	1,450	1,419,511
Series 2022, RB(d)	6.13%	09/15/2052	2,070	2,089,798
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(d)	5.50%	09/15/2042	750	736,160
Series 2022, RB(d)	5.63%	09/15/2052	1,300	1,272,665

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(d)	5.38%	09/15/2027	$350	$ 350,508
Series 2022, RB(d)	5.63%	09/15/2032	400	403,611
Series 2022, RB(d)	6.00%	09/15/2052	4,000	4,031,651
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(d)	5.50%	09/15/2048	2,000	1,969,210
Series 2022, RB(d)	6.50%	09/15/2052	1,484	1,507,422
Plano (City of), TX;
Series 2023, RB(d)	8.25%	09/15/2043	1,765	1,839,134
Series 2023, RB(d)	7.50%	09/15/2053	1,400	1,460,840
Series 2023, RB(d)	8.50%	09/15/2053	3,050	3,176,670
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	631,094
Series 2016 A, RB	5.00%	08/15/2046	1,000	896,179
Princeton (City of), TX;
Series 2023, RB(d)	7.00%	09/01/2043	2,500	2,513,633
Series 2023, RB(d)	7.00%	09/01/2053	3,000	2,973,603
Series 2023, RB(d)	7.88%	09/01/2053	1,935	1,945,721
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(d)	5.13%	09/01/2042	845	811,016
Series 2022, RB(d)	5.25%	09/01/2052	1,375	1,292,014
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	4.25%	02/15/2053	25,065	25,066,659
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	9,620	9,738,344
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(e)(f)	8.00%	11/15/2024	3,000	3,127,064
Rockdale Special Assessment; Series 2023, RB(d)	7.50%	09/15/2054	3,722	3,822,472
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,586,123
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	449,082
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(f)	6.15%	01/01/2029	1,645	1,644,992
San Antonio (City of), TX;
Series 2021 A, RB(k)	5.00%	02/01/2046	10,000	10,596,081
Series 2021 A, RB(k)	5.00%	02/01/2049	3,605	3,794,416
Series 2023, RB(k)	4.00%	05/15/2051	20,000	19,025,538
San Antonio Municipal Facilities Corp. (City Tower Renovation); Series 2021, RB	4.00%	08/01/2048	13,000	12,485,925
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(b)(g)(h)(n)	7.50%	07/01/2038	26,820	6,302,700
sherman (City of), TX; Series 2023, Ctfs. of Obligation	5.00%	08/15/2048	10,000	10,664,731
Spring Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	8,000	7,750,086
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,517,908
Series 2017, RB	6.75%	11/15/2052	2,100	2,106,267
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB(g)	6.38%	02/15/2048	5,710	3,140,500
Series 2017 A, RB(g)	6.38%	02/15/2052	3,000	1,650,000
Series 2017, RB(g)	6.38%	02/15/2041	2,075	1,141,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	476,243
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,834,312
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	2,649,700
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,162,227
Texas (State of);
Series 2023 A, GO Bonds(b)	4.13%	08/01/2044	6,205	5,961,815
Series 2023 A, GO Bonds(b)	4.13%	08/01/2046	19,530	18,509,966
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2042	18,825	18,888,702

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board;
Series 2018 B, RB	4.00%	10/15/2043	$5,000	$ 5,008,369
Series 2018, RB(k)	5.00%	10/15/2053	13,515	14,065,907
Series 2019 A, RB	4.00%	10/15/2044	2,500	2,496,119
Series 2019 A, RB	4.00%	10/15/2049	10,000	9,685,076
Series 2021, RB(k)	4.00%	10/15/2056	15,000	14,317,413
Series 2023 A, RB	5.00%	10/15/2058	7,000	7,484,132
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	2,500	2,460,738
Texas State Student Housing Corp.; Series 2001, RB(g)	6.85%	07/01/2031	215	215,000
Texas State Technical College;
Series 2022, RB (INS - AGM)(c)(k)	5.50%	08/01/2042	12,500	13,942,288
Series 2022, RB (INS - AGM)(c)(k)	6.00%	08/01/2054	6,000	6,731,306
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,848	1,850,069
Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	22,800	22,388,980
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	39,435	38,187,915
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,000	5,963,378
Waxahachie Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,000	8,986,929
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(c)	4.25%	10/01/2044	1,360	1,360,029
Series 2022, GO Bonds (INS - AGM)(c)	4.25%	10/01/2047	1,540	1,509,119
Series 2022, GO Bonds (INS - AGM)(c)	4.38%	10/01/2048	1,805	1,791,436
Series 2022, GO Bonds (INS - AGM)(c)	4.50%	10/01/2050	1,510	1,511,178
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	8,349,245
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	08/15/2056	17,340	18,393,521

				1,126,007,076

Utah–1.27%
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(d)(j)	8.25%	03/01/2053	18,700	14,472,074
Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(d)	7.38%	09/15/2051	5,500	4,480,699
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(d)	6.00%	03/01/2053	6,500	6,300,314
Series 2022 B, GO Bonds(d)	9.00%	03/15/2053	1,239	1,210,884
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(d)	5.50%	03/01/2051	11,500	8,750,097
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	40	40,072
Series 2014, RB	8.25%	08/01/2034	610	601,425
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(d)	6.00%	03/01/2051	13,815	10,857,613
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(d)	4.38%	02/01/2051	1,000	744,814
Series 2021 B, GO Bonds(d)	7.38%	08/15/2051	600	483,016
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	5,000	5,063,030
Series 2018 A, RB(b)	5.25%	07/01/2048	11,035	11,332,422
Series 2021 A, RB (INS - AGM)(b)(c)	4.00%	07/01/2051	10,420	9,416,141
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,615	1,613,800
Series 2012, RB	6.25%	07/15/2042	3,870	3,802,913
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(d)	5.00%	10/15/2038	2,330	2,164,290
Series 2018 A, RB(d)	5.25%	10/15/2048	2,205	1,986,051
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(d)	5.00%	06/15/2050	2,000	1,731,336
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(d)	5.38%	06/15/2049	3,645	3,219,570
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(d)	5.00%	02/15/2046	855	784,112

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(d)	5.25%	06/15/2037	$4,810	$ 4,572,856
Series 2017, Ref. RB(d)	5.38%	06/15/2048	8,415	7,429,998
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(d)	7.00%	12/01/2042	8,630	8,549,536
				109,607,063

Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(d)	5.75%	12/01/2036	1,450	1,437,223
Series 2018 A, RB(d)	5.60%	12/01/2043	960	872,539
Series 2019 A, RB(d)	5.00%	12/01/2048	4,330	3,447,697

				5,757,459

Virgin Islands–0.13%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(l)	0.00%	05/15/2035	23,395	11,566,132

Virginia–0.73%
Atlantic Park Community Development Authority; Series 2023, RB(d)	6.25%	08/01/2045	16,865	15,910,478
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(g)(h)	6.75%	03/01/2034	1,291	839,150
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	919	686,848
Series 2014 B, RB	6.05%	03/01/2044	2,607	2,105,448
Series 2014 C, RB(g)	6.05%	03/01/2054	2,183	1,047,847
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	20,650	16,244,928
Series 2019, RB	4.00%	01/01/2029	1,100	1,006,724
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	5.00%	09/01/2045	1,000	923,834
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(d)	5.55%	01/01/2037	2,100	1,955,677
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB(g)	5.00%	09/01/2050	3,910	2,228,700
Series 2020, RB(g)	5.13%	09/01/2055	2,920	1,664,400
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB(g)	5.25%	09/01/2049	14,735	8,398,950
Series 2019 A, Ref. RB(g)	5.38%	09/01/2054	7,215	4,112,550
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,397,002
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(d)(f)	5.00%	07/01/2038	4,690	4,183,813
				62,706,349

Washington–1.34%
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.25%	01/01/2038	3,000	3,082,545
Series 2018 B, RB(d)	5.00%	01/01/2032	500	513,750
Series 2018 B, RB(d)	5.25%	01/01/2038	1,000	1,027,515
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	110	109,254
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	40	38,412
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	2,125	2,125,061
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	12,000	12,425,524
Series 2022 B, Ref. RB(b)	4.00%	08/01/2047	3,000	2,787,037
Series 2022 B, Ref. RB(b)	5.00%	08/01/2047	8,195	8,491,708
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	2,500	2,688,644
Series 2022, RB(b)(k)	5.00%	04/01/2044	25,295	26,052,838
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,940	1,854,387
Washington (State of) (Bid Group 3); Series 2022 A-3, GO Bonds	5.00%	08/01/2045	1,945	2,117,079
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(d)(g)(n)	7.50%	01/01/2032	26,355	2,636
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(d)	5.63%	12/01/2040	8,000	7,658,438

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Economic Development Finance Authority (North Pacific Paper);
Series 2020 B, Ref. RB(d)	9.00%	12/01/2036	$15,380	$ 15,462,008
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(d)(e)(f)	7.00%	07/01/2025	1,000	1,048,011
Series 2015 A, RB(d)(e)(f)	7.00%	07/01/2025	1,700	1,781,619
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(d)	5.00%	01/01/2046	6,000	4,632,967
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	20,805	19,146,939
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(d)	5.00%	01/01/2055	3,265	2,377,931
				115,424,303

West Virginia–0.92%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(d)(g)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(d)(g)	5.75%	06/01/2042	18,975	13,445,685
Series 2019 B, Ref. RB(d)(g)	7.50%	06/01/2042	5,285	4,013,923
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(d)	5.75%	06/01/2043	800	833,299
Series 2023, Ref. RB(d)	6.00%	06/01/2053	1,000	1,054,504
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(d)	8.00%	06/01/2053	16,000	3,483,496
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	3,435	3,515,464
Series 2020, Ref. RB(d)	7.50%	06/01/2043	9,060	9,818,640
Series 2023, RB(d)	7.00%	06/01/2043	2,200	2,328,748
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,395,538
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB(b)(d)	9.50%	05/01/2043	20,000	19,718,486
				79,180,283

Wisconsin–1.70%
Gillett (City of), WI; Series 2021 A, RB(b)(d)	5.50%	12/01/2032	4,600	3,820,660
Public Finance Authority;
Series 2023, RB(d)	5.75%	07/01/2033	485	492,927
Series 2023, RB(d)	6.63%	07/01/2043	650	660,489
Series 2023, RB(d)	6.88%	07/01/2053	1,350	1,371,604
Series 2023, RB(d)	7.00%	07/01/2058	1,750	1,777,425
Public Finance Authority (Indigo); Series 2023, RB(d)(l)	0.00%	12/01/2028	17,675	11,947,029
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,640,324
Series 2019, Ref. RB	5.00%	11/01/2046	5,200	4,055,590
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	5,203,207
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	5.00%	08/01/2049	2,750	1,887,493
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 18,738)(d)(l)(n)	0.00%	01/01/2047	156	3,455
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2048	136	2,857
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2049	134	2,647
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2050	129	2,374
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2051	127	2,208
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2052	165	2,664
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 16,963)(d)(l)(n)	0.00%	01/01/2053	163	2,488
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 15,994)(d)(l)(n)	0.00%	01/01/2054	158	2,259
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2055	154	2,089
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2056	151	1,942
Series 2005 A-1, RB(d)(g)	5.50%	07/01/2056	8,230	4,452,737
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2057	168	2,023
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2058	163	1,862

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2059	$159	$ 1,720
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2060	156	1,579
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2061	153	1,464
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2062	149	1,343
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2063	146	1,245
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2064	143	1,157
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2065	140	1,068
Series 2005 A-1, RB(d)(l)	0.00%	01/01/2066	151	1,063
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $136,044)(d)(l)(n)	0.00%	01/01/2067	1,821	11,572
Series 2012 C, Ref. RB(b)	5.25%	07/01/2028	1,190	1,190,790
Series 2012, RB	6.00%	09/01/2045	5,750	5,316,602
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,836,871
Series 2016 A, RB(d)	5.25%	05/01/2046	2,500	2,211,544
Series 2016 A, RB	5.25%	01/01/2052	10,960	7,958,288
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	7,900	8,039,102
Series 2019, RB(d)	5.00%	06/15/2054	455	389,381
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(d)	5.00%	06/01/2040	760	663,083
Series 2020 A, RB(d)	5.00%	06/01/2049	1,340	1,085,634
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(d)	6.25%	06/01/2052	13,685	13,137,311
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)(g)	6.75%	08/01/2031	22,000	15,400,000
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(d)	5.13%	06/01/2048	2,075	1,777,292
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(d)	4.75%	06/01/2029	250	238,481
Series 2019 A, RB(d)	5.25%	06/01/2039	750	676,936
Series 2019 A, RB(d)	5.50%	06/01/2049	1,940	1,706,511
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(d)	5.75%	06/01/2025	16,975	16,988,592
Series 2022 B, RB(d)	7.50%	06/01/2025	1,970	1,922,579
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	860	860,395
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,498
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(d)	6.63%	07/01/2053	600	607,606
Series 2023, RB(d)	6.75%	07/01/2058	550	559,399
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(d)(l)	0.00%	09/01/2029	7,000	4,554,295
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(d)	5.00%	06/15/2049	520	453,704
Wisconsin (State of) Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(d)	4.50%	07/01/2048	5,000	3,746,120
Series 2021 B, RB(d)	6.00%	07/01/2031	7,040	6,071,944
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(d)	5.38%	06/01/2044	3,495	2,908,232
Series 2019 A, RB(d)	5.50%	06/01/2054	4,320	3,498,691
Series 2019, RB(d)	5.62%	06/01/2029	730	677,738
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(d)	5.25%	03/01/2045	4,325	3,683,515
				146,866,698
Total Municipal Obligations (Cost $10,219,649,319)				9,666,175,785

			Shares
Common Stocks & Other Equity Interests–0.35%
Delta Air Lines, Inc.			7,679	283,586
General Motors Co.			2,919	92,240
Energy Harbor Corp.(p)			363,120	29,276,550
Total Common Stocks & Other Equity Interests (Cost $11,063,438)				29,652,376

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.31%
California–0.21%
CalPlant I LLC;
Exit Facility(d)(h)	15.00%	07/01/2025	$3,070	$3,070,000

Series 21A(d)(g)(h)	9.50%	03/31/2024	1,005	1,005,000

Series 21B(d)(g)(h)	9.50%	03/31/2024	3,820	3,820,000

Series 22A(d)(g)(h)	9.50%	03/31/2024	2,105	2,105,000

Series 22B(d)(g)(h)	9.50%	03/31/2024	180	180,000

Series 22C(d)(g)(h)	9.50%	03/31/2024	1,380	1,380,000

Series 22X(d)(g)(h)	9.50%	03/31/2024	2,075	2,075,000

Series 23A(d)(g)(h)	9.50%	03/31/2024	730	730,000

Series 23B(d)(g)(h)	9.50%	03/31/2024	650	650,000

Series 23C(d)(g)(h)	9.50%	03/31/2024	1,035	1,035,000

Series 23D (Acquired 05/04/2023; Cost $900,000)(d)(g)(h)(n)	9.50%	03/31/2024	900	900,000

Series 23E(d)(g)(h)	9.50%	03/31/2024	1,020	1,020,000

				17,970,000

North Dakota–0.02%
Red River Biorefinery LLC; Class 23ASeries 23A(d)(h)	15.00%	12/31/2023	2,000	2,000,000

West Virginia–0.08%
Empire South Terminal of West Virginia LLC(d)	14.00%	11/01/2024	6,850	6,850,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $26,820,000)				26,820,000

TOTAL INVESTMENTS IN SECURITIES(q)–112.82% (Cost $10,257,532,757)				9,722,648,161

FLOATING RATE NOTE OBLIGATIONS–(12.97)%
Notes with interest and fee rates ranging from 3.82% to 4.07% at 11/30/2023 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062(r)				(1,117,510,000)

OTHER ASSETS LESS LIABILITIES–0.15%				12,781,888

NET ASSETS–100.00%				$8,617,920,049

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
CHF	- Swiss Franc
COP	- Certificates of Participation
Ctfs.	- Certificates
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $1,263,977,103, which represented 14.67% of the Fund’s Net Assets.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $195,556,387, which represented 2.27% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Zero coupon bond issued at a discount.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $121,560,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	Restricted security. The aggregate value of these securities at November 30, 2023 was $74,738,067, which represented less than 1% of the Fund’s Net Assets.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Non-income producing security.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $1,590,511,648 are held by TOB Trusts and serve as collateral for the $1,117,510,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Obligations	$–	$9,595,590,092	$70,585,693	$9,666,175,785

Common Stocks & Other Equity Interests	29,652,376	–	–	29,652,376
U.S. Dollar Denominated Bonds & Notes	–	6,850,000	19,970,000	26,820,000
Total Investments in Securities	29,652,376	9,602,440,092	90,555,693	9,722,648,161

Other Investments - Assets
Investments Matured	–	2,833,812	11,693,476	14,527,288
Total Investments	$29,652,376	$9,605,273,904	$102,249,169	$9,737,175,449

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2023:

	Value 02/28/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/23

Municipal Obligations	$80,462,271	$1,424,954	$(7,608,187)	$117,482	$(7,031,070)	$6,990,428	$2,642,850	$(6,413,035)	$ 70,585,693

U.S. Dollar Denominated Bonds & Notes	9,220,000	8,025,000	–	–	–	(11,226)	2,736,226	–	19,970,000
Investments Matured	19,937,028	–	(12,794,581)	–	(2,395,590)	6,946,619	–	–	11,693,476
Total	$109,619,299	$9,449,954	$(20,402,768)	$117,482	$(9,426,660)	$13,925,821	$5,379,076	$(6,413,035)	$102,249,169

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Rochester® Municipal Opportunities Fund